Pioneer ILS Interval Fund

Schedule of Investments | July 31, 2021

Ticker Symbol: XILSX

	Principal Amount USD ($)		Value
		UNAFFILIATED ISSUERS - 96.4%
		INSURANCE-LINKED SECURITIES - 96.4% of Net Assets#
		Event Linked Bonds - 21.5%
		Earthquakes - California - 0.0%†
	300,000(a)	Ursa Re, 5.791% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	$307,860
		Earthquakes - Japan - 0.3%
	800,000(a)	Nakama Re, 2.2% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	$799,600
	1,750,000(a)	Nakama Re, 3.0% (3 Month USD LIBOR + 300 bps), 4/13/23 (144A)	1,752,100
			$2,551,700
		Earthquakes - Mexico - 0.0%†
	250,000(a)	International Bank for Reconstruction & Development, 3.539% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$253,750
		Earthquakes - U.S. - 0.8%
	2,000,000(a)	Merna Reinsurance II Ltd., 3.793% (3 Month U.S. Treasury Bill + 375 bps), 4/5/24 (144A)	$2,031,400
	2,500,000(a)	Sakura Re, Ltd., 4.041% (3 Month U.S. Treasury Bill + 400 bps), 4/7/25 (144A)	2,540,500
	3,500,000(a)	Torrey Pines Re Pte, 5.291% (3 Month U.S. Treasury Bill + 525 bps), 6/7/24 (144A)	3,531,850
			$8,103,750
		Earthquakes - U.S. Multistate - 0.2%
	1,750,000(a)	Sierra, Ltd. 2021-1, 2.741% (3 Month U.S. Treasury Bill + 270 bps), 1/31/24 (144A)	$1,753,850
		Inland Flood - U.S. - 1.2%
	500,000(a)	FloodSmart Re, 11.873% (1 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)	$476,900
	7,450,000(a)	FloodSmart Re, 13.043% (3 Month U.S. Treasury Bill + 1,300 bps), 3/1/24 (144A)	7,397,850
	1,250,000(a)	FloodSmart Re, 15.123% (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	1,209,125
	3,000,000(a)	FloodSmart Re Ltd., 16.793% (3 Month U.S. Treasury Bill + 1,675 bps), 3/1/24 (144A)	2,834,400
			$11,918,275
		Multiperil - Europe - 0.3%
EUR	2,750,000+(a)	Lion III RE DAC, 3.5% (3 Month EURIBOR + 350 bps), 7/16/25 (144A)	$3,258,770
		Multiperil - Japan - 0.4%
	750,000(a)	Akibare Re, 2.035% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$751,050
	2,250,000(a)	Akibare Re, 2.035% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	2,252,475
	750,000(a)	Umigame Re Pte Ltd., 2.291% (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	750,375
	500,000(a)	Umigame Re Pte Ltd., 4.791% (3 Month U.S. Treasury Bill + 475 bps), 4/7/25 (144A)	500,850
			$4,254,750
		Multiperil - U.S. - 4.6%
	2,750,000(a)	Bowline Re, Series 2018-1, 4.803% (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	$2,759,350
	750,000(a)	Caelus Re V, 2.543% (3 Month U.S. Treasury Bill + 250 bps), 6/9/25 (144A)	75
	1,600,000(a)	Caelus Re VI, 5.423% (3 Month U.S. Treasury Bill + 538 bps), 6/7/23 (144A)	1,634,080
	2,500,000(a)	Caelus Re VI, 5.423% (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	2,576,750
	2,500,000(a)	Easton Re Pte, 4.043% (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	2,511,250
	3,000,000(a)	Four Lakes Re, 7.043% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	3,011,100
	3,000,000(a)	Four Lakes Re, 9.543% (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)	3,011,100
	500,000(a)	Kilimanjaro Re, 13.61% (3 Month USD LIBOR + 1,361 bps), 5/6/22 (144A)	497,250
	1,050,000(a)	Kilimanjaro II Re, 6.3% (6 Month USD LIBOR + 630 bps), 4/21/22 (144A)	1,053,465
	1,000,000(a)	Kilimanjaro II Re, 7.91% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	1,001,900
	366,992(a)	Residential Reinsurance 2016, 0.541% (3 Month U.S. Treasury Bill + 50 bps), 9/7/21 (144A)	18,349
	2,500,000(a)	Residential Reinsurance 2017, 6.081% (3 Month U.S. Treasury Bill + 604 bps), 12/6/21 (144A)	2,486,750
	1,700,000(a)	Residential Reinsurance 2017, 12.861% (3 Month U.S. Treasury Bill + 1,282 bps), 12/6/21 (144A)	1,675,860
	1,250,000(a)	Residential Reinsurance 2018, 11.831% (3 Month U.S. Treasury Bill + 1,179 bps), 12/6/22 (144A)	1,228,750
	2,500,000(a)	Residential Reinsurance 2019, 12.271% (3 Month U.S. Treasury Bill + 1,223 bps), 12/6/23 (144A)	2,439,500
	2,250,000(a)	Residential Reinsurance 2020, 6.551% (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	2,274,750
	250,000(b)	Residential Reinsurance 2020 Ltd., 12/6/21 (144A)	199,900
	2,250,000(a)	Residential Reinsurance 2020 Ltd., 8.281% (3 Month U.S. Treasury Bill + 824 bps), 12/6/24 (144A)	2,233,350
	10,050,000(a)	Sanders Re, 2.93% (6 Month USD LIBOR + 293 bps), 12/6/21 (144A)	9,992,715
	3,000,000(a)	Sanders Re II, 4.401% (3 Month U.S. Treasury Bill + 436 bps), 4/7/24 (144A)	3,030,000
	2,500,000(a)	Sussex Re 2020-1, 7.791% (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	2,553,500
	250,000(a)	Tailwind Re 2017-1, 7.691% (3 Month U.S. Treasury Bill + 765 bps), 1/8/22 (144A)	245,875
	250,000(a)	Tailwind Re 2017-1, 9.501% (3 Month U.S. Treasury Bill + 946 bps), 1/8/22 (144A)	245,850
			$46,681,469
		Multiperil - U.S. & Canada - 4.8%
	4,750,000(a)	Hypatia, Ltd., 7.318% (3 Month U.S. Treasury Bill + 728 bps), 6/7/23 (144A)	$4,955,675
	5,000,000(a)	Hypatia, Ltd., 10.418% (3 Month U.S. Treasury Bill + 1,038 bps), 6/7/23 (144A)	5,226,500
	2,250,000(a)	Kilimanjaro III Re, 11.293% (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	2,247,300
	2,250,000(a)	Kilimanjaro III Re, 11.293% (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	2,252,925
	1,250,000(a)	Kilimanjaro III Re, Ltd., 4.293% (3 Month U.S. Treasury Bill + 425 bps), 4/21/25 (144A)	1,263,250
	500,000(a)	Kilimanjaro III Re, Ltd., 4.293% (3 Month U.S. Treasury Bill + 425 bps), 4/20/26 (144A)	505,900
	1,000,000(a)	Kilimanjaro III Re, Ltd., 4.543% (3 Month U.S. Treasury Bill + 450 bps), 4/21/25 (144A)	1,009,500
	500,000(a)	Kilimanjaro III Re, Ltd., 4.543% (3 Month U.S. Treasury Bill + 450 bps), 4/20/26 (144A)	505,900
	6,940,000(a)	Mona Lisa Re, 8.043% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	6,977,476
	1,750,000(a)	Mona Lisa Re Ltd., 7.043% (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,758,400
	Principal Amount USD ($)		Value
		Multiperil - U.S. & Canada - (continued)
	7,250,000(a)	Mystic Re IV Ltd., 5.543% (3 Month U.S. Treasury Bill + 550 bps), 1/8/25 (144A)	$7,252,175
	7,000,000(a)	Mystic Re IV, Ltd., 9.043% (3 Month U.S. Treasury Bill + 900 bps), 1/8/24 (144A)	7,143,500
	2,250,000(a)	Mystic Re IV, Ltd., 10.793% (3 Month U.S. Treasury Bill + 1,075 bps), 1/8/25 (144A)	2,247,975
	1,500,000(a)	Riverfront Re Ltd., 4.291% (3 Month U.S. Treasury Bill + 425 bps), 1/7/25 (144A)	1,495,650
	3,500,000(a)	Vista Re, Ltd., 6.791% (3 Month U.S. Treasury Bill + 675 bps), 5/21/24 (144A)	3,515,050
			$48,357,176
		Multiperil - U.S. Regional - 0.7%
	250,000(a)	First Coast Re II Pte, 5.66% (3 Month U.S. Treasury Bill + 566 bps), 6/7/23 (144A)	$251,550
	3,350,000(a)	Long Point Re III, 2.793% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	3,359,715
	4,000,000(a)	Matterhorn Re, 5.043% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	3,905,600
			$7,516,865
		Windstorm - Florida - 1.0%
	7,000,000(a)	First Coast Re III Pte, Ltd., 6.043% (3 Month U.S. Treasury Bill + 600 bps), 4/7/25 (144A)	$6,993,700
	1,000,000(a)	Integrity Re, 4.38% (3 Month USD LIBOR + 438 bps), 6/10/22 (144A)	993,500
	250,000(a)	Integrity Re II, 7.512% (3 Month USD LIBOR + 749 bps), 4/12/23 (144A)	255,950
	1,500,000(a)	Merna Reinsurance II Ltd., 5.5% (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	1,515,000
			$9,758,150
		Windstorm - Jamaica - 0.3%
	3,000,000	International Bank for Reconstruction & Development, 0.0%, 12/29/23	$2,998,500
		Windstorm - Japan - 0.6%
	1,000,000(a)	Akibare Re, 2.793% (3 Month U.S. Treasury Bill + 275 bps), 4/7/24 (144A)	$1,004,900
	4,750,000(a)	Sakura Re, Ltd., 2.291% (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	4,809,375
			$5,814,275
		Windstorm - Mexico - 0.4%
	2,000,000	International Bank for Reconstruction & Development, 6.64%, 3/13/24	$2,038,800
	1,750,000(a)	International Bank for Reconstruction & Development, 10.039% (3 Month USD LIBOR + 1,000 bps), 3/13/24 (144A)	1,763,125
			$3,801,925
		Windstorm - Texas - 1.2%
	5,000,000(a)	Alamo Re II, 5.503% (1 Month U.S. Treasury Bill + 546 bps), 6/8/23 (144A)	$5,200,500
	7,250,000(a)	Alamo Re Ltd., 4.043% (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	7,333,375
			$12,533,875
		Windstorm - U.S. Regional - 4.7%
	2,250,000(a)	Cape Lookout Re, 4.193% (1 Month U.S. Treasury Bill + 415 bps), 2/25/22 (144A)	$2,250,900
	11,250,000(b)	Matterhorn Re, 12/7/21 (144A)	10,752,750
	4,750,000(a)	Matterhorn Re, 4.341% (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	4,782,775
	9,500,000(a)	Matterhorn Re, 5.591% (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	9,490,500
	5,600,000(a)	Matterhorn Re, 6.293% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	5,580,400
	250,000(a)	Matterhorn Re, 7.043% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	251,975
	4,250,000(a)	Matterhorn Re, 7.543% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	4,218,125
	10,250,000(a)	Matterhorn Re, 10.043% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	10,313,550
			$47,640,975
		Total Event Linked Bonds	$217,505,915
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 14.0%
		Multiperil - U.S. - 2.1%
	6,410,084+(c)(d)	Ballybunion Re 2020, 2/28/22	$6,698,894
	5,451,411+(c)(d)	Ballybunion Re 2020-2, 5/31/24	5,960,450
	1,250,000+(c)	Dingle Re 2019, 2/1/22	25,657
	1,535,000+(c)(d)	Dingle Re 2020, 12/31/21	1,587,946
	15,703,476+(c)(d)	Kingsbarn Re 2018, 5/19/21	15,704
	4,994,779+(c)(d)	Maidstone Re 2018, 1/15/21	93,403
	3,050,000+(c)	Port Royal Re 2021, 5/31/25	2,937,854
	3,062,750+(c)(d)	Riviera Re 2017, 4/30/21	393,257
	11,084,286+(c)(d)	Riviera Re 2018-2, 4/30/21	3,060,656
			$20,773,821
		Multiperil - U.S. Regional - 0.1%
	1,085,000+(c)(d)	Ailsa Re 2021, 6/30/25	$1,091,803
		Multiperil - Worldwide - 10.5%
	10,000,000+(c)(d)	Cerulean Re 2018-B1, 7/31/21	$–
	4,600,000+(c)(d)	Clarendon Re 2020, 12/31/21	4,668,792
	4,980,000+(c)	Clarendon Re 2021, 1/31/24	4,854,596
	4,537,500+(c)(d)	Cypress Re 2017, 1/31/22	454
	11,935,217+(c)(d)	Dartmouth Re 2018, 1/15/21	2,519,524
	7,900,000+(c)(d)	Dartmouth Re 2021, 12/31/24	6,730,663
	8,000,000+(c)(d)	Drumoig Re 2020, 12/31/23	2,624,000
	5,400,000+(c)(d)	Kingston Heath Re 2020, 2/28/21	2,479,149
	4,499,940+(c)(d)	Kingston Heath Re 2021, 12/31/24	4,218,030
	36,000+(c)	Limestone Re 2016-1, 8/31/21	2,025
	82,000+(c)	Limestone Re 2016-1, 8/31/21	4,613
	2,608,000+(c)	Limestone Re 2019-2, 3/1/23 (144A)	1,548,630
	194,000+(c)	Limestone Re 2019-2, 10/1/23 (144A)	115,197
	1,539,000+(c)(d)	Limestone Re 2020-1, Series A, 3/1/24 (144A)	358,895
	1,161,000+(c)(d)	Limestone Re 2020-2, 10/1/24 (144A)	140,945
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	20,619,000+(c)(d)	Limestone Re 2020-2, 10/1/24 (144A)	$2,503,147
	5,273,540+(c)(d)	Lindrick Re 2018, 6/15/21	4,402,782
	12,000,000+(c)(d)	Merion Re 2021-1, 12/31/24	11,146,048
	12,500,000+(c)(d)	Old Head Re 2021, 12/31/24	11,266,547
	7,333,436+(c)(d)	Oyster Bay Re 2018, 1/15/21	6,655,827
	3,500,000+(c)	Pine Valley Re 2021, 12/31/24	3,376,940
	6,500,000+(c)	Porthcawl Re 2021, 12/30/99	6,035,156
	5,000,000+(c)(d)	Portsalon Re 2020, 6/30/24	5,074,156
	5,000,000+(c)(d)	Resilience Re, 5/1/22	–
	4,100,000+(c)(d)	Resilience Re, 10/6/21	–
	15,658,450+(c)(d)	Seminole Re 2018, 1/15/21	386,882
	4,600,000+(c)	Seminole Re 2020, 2/28/21	4,668,973
	15,546,234+(c)(d)	Walton Health Re 2018, 6/15/22	4,883,461
	8,050,000+(c)(d)	Walton Health Re 2019, 6/30/22	6,764,726
	9,650,000+(c)	Walton Health Re 2021, 12/30/99	8,496,759
			$105,926,917
		Windstorm - Florida - 0.6%
	3,667,500+(c)	Cedar Re 2020, 6/30/24	$110,076
	8,569,000+(c)(d)	Formby Re 2018, 2/28/22	1,192,748
	1,459,710+(d)	Isosceles Re 2021, 6/30/25	1,344,977
	5,500,405+(c)(d)	Portrush Re 2017, 6/15/22	3,509,808
			$6,157,609
		Windstorm - U.S. Multistate - 0.4%
	3,850,000+(c)	White Heron Re 2021, 6/30/25	$3,736,725
		Windstorm - U.S. Regional - 0.3%
	2,350,000+(c)(d)	Oakmont Re 2017, 4/30/21	$69,090
	3,970,000+(c)(d)	Oakmont Re 2020, 4/30/24	3,205,931
			$3,275,021
		Total Collateralized Reinsurance	$140,961,896
		Industry Loss Warranties - 3.2%
		Multiperil - U.S. - 2.4%
	25,000,000+(c)	Holy Head Re 2021, 12/31/21	$23,943,711
		Windstorm - U.S. Regional - 0.8%
	9,250,000+(c)	Streamsong Re 2021, 12/30/99	$8,735,660
		Total Industry Loss Warranties	$32,679,371
		Reinsurance Sidecars - 57.7%
		Multiperil - U.S. - 3.4%
	12,500,000+(c)(d)	Carnoustie Re 2017, 11/30/21	$1,647,500
	19,250,000+(c)(d)	Carnoustie Re 2020, 12/31/23	2,610,300
	19,816,277+(c)(d)	Carnoustie Re 2021, 12/31/24	20,607,967
	14,673,432+(c)(d)	Castle Stuart Re 2018, 12/1/21	127,659
	33,700,000+(d)(e)	Harambee Re 2018, 12/31/21	90,990
	27,831,163+(e)	Harambee Re 2019, 12/31/22	141,939
	27,000,000+(d)(e)	Harambee Re 2020, 12/31/23	1,730,700
	6,840,810+(a)(c)	Sector Re V, 0.041% (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	6,949,991
			$33,907,046
		Multiperil - U.S. Regional - 0.0%†
	5,110,275+(c)(d)	EC0009 Re, 12/31/20	$385,826
		Multiperil - Worldwide - 54.3%
	4,200+(c)	Alturas Re 2019-1, 3/10/23 (144A)	$11,437
	85,044+(e)	Alturas Re 2019-2, 3/10/22	116,774
	186,581+(c)	Alturas Re 2019-3, 9/12/23	151,056
	506,411+(c)	Alturas Re 2020-1A, 3/10/23 (144A)	204,995
	694,693+(c)(d)	Alturas Re 2020-1B, 3/10/23 (144A)	281,212
	1,171,512+(e)	Alturas Re 2020-2, 3/10/23	1,408,157
	2,000,000+(d)(e)	Alturas Re 2020-3, 9/30/24	2,024,600
	9,000,000+(d)(e)	Alturas Re 2021-2, 12/31/24	9,094,500
	5,377,995+(d)(e)	Alturas Re 2021-3, 12/30/99	5,403,809
	4,000,000+(c)(d)	Bantry Re 2016, 3/31/22	322,400
	9,006,108+(c)(d)	Bantry Re 2017, 3/31/22	526,326
	20,980,295+(c)(d)	Bantry Re 2018, 12/31/21	239,175
	22,000,000+(c)(d)	Bantry Re 2019, 12/31/22	747,201
	25,891,803+(c)(d)	Bantry Re 2020, 12/31/23	3,785,382
	30,000,000+(c)(d)	Bantry Re 2021, 12/31/24	32,032,198
	53,833,776+(c)(d)	Berwick Re 2018-1, 12/31/21	5,172,465
	38,460,846+(c)(d)	Berwick Re 2019-1, 12/31/22	4,596,071
	51,030,677+(c)	Berwick Re 2020-1, 12/31/23	5,103
	53,950,000+(c)(d)	Berwick Re 2021-1, 12/31/24	58,289,172
	2,750,000+(c)(d)	Clearwater Re 2020, 6/30/22	554,675
	10,045,000+(c)(d)	Clearwater Re 2021, 6/30/23	10,301,186
	437,500+(c)	Eden Re II, 3/22/22 (144A)	130,085
	967,442+(c)	Eden Re II, 3/22/22 (144A)	304,244
	266,939+(c)	Eden Re II, 3/22/23 (144A)	1,406,719
	2,830,000+(c)	Eden Re II, 3/22/24 (144A)	2,611,241
	23,900,000+(c)(d)	Eden Re II, Series B, 3/21/25 (144A)	23,646,660
	21,917,000+(c)(d)	Gleneagles Re 2018, 12/31/21	2,592,781
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	19,436,692+(c)(d)	Gleneagles Re 2019, 12/31/22	$434,357
	21,962,485+(c)(d)	Gleneagles Re 2020, 12/31/23	3,114,280
	22,970,000+(c)(d)	Gleneagles Re 2021, 12/31/24	24,259,099
	47,710,184+(c)(d)	Gullane Re 2018, 12/31/21	8,132,803
	51,500,000+(c)(d)	Gullane Re 2021, 12/31/24	55,608,788
	42,000+(c)	Limestone Re 2018, 3/1/22	4
	3,250,000+(e)	Lion Rock Re 2019, 1/31/22	–
	3,500,000+(e)	Lion Rock Re 2020, 1/31/22	–
	3,500,000+(d)(e)	Lion Rock Re 2021, 12/31/24	3,969,000
	19,500,000+(d)(e)	Lorenz Re 2018, 7/1/22	99,450
	13,577,448+(d)(e)	Lorenz Re 2019, 6/30/22	1,489,446
	12,794,138+(d)(e)	Lorenz Re 2020, 6/30/23	886,634
	14,305,862+(d)(e)	Lorenz Re 2020, 6/30/23	991,396
	44,514,882+(c)(d)	Merion Re 2018-2, 12/31/21	7,367,213
	47,630,000+(c)(d)	Merion Re 2021-2, 12/31/24	49,958,108
	20,000,000+(c)	Pangaea Re 2016-2, 11/30/21	35,666
	12,750,000+(c)(d)	Pangaea Re 2018-1, 12/31/21	268,445
	17,500,000+(c)(d)	Pangaea Re 2018-3, 7/1/22	363,010
	12,750,000+(c)(d)	Pangaea Re 2019-1, 2/1/23	265,678
	16,380,464+(c)(d)	Pangaea Re 2019-3, 7/1/23	589,220
	17,538,941+(c)	Pangaea Re 2020-1, 2/1/24	372,211
	19,010,000+(c)(d)	Pangaea Re 2020-1, 12/31/24	19,948,751
	25,000,000+(c)	Pangaea Re 2020-3, 7/1/24	2,075,175
	28,383,000+(c)(d)	Pangaea Re 2021-3, 7/1/25	28,414,221
	2,767,000+(c)(d)	Phoenix One Re, 1/4/27	2,829,811
	3,865,000+(c)(d)	Rosapenna Re 2021, 12/30/99	3,865,000
	4,320,248+(c)(d)	Sector Re V, 12/1/23 (144A)	1,023,331
	20,526+(c)	Sector Re V, 3/1/24 (144A)	352,537
	944,953+(c)(d)	Sector Re V, 3/1/24 (144A)	584,688
	2,495,047+(c)	Sector Re V, 3/1/24 (144A)	1,543,806
	125,000+(c)	Sector Re V, 12/1/24 (144A)	338,131
	287,975+(c)(d)	Sector Re V, 12/1/24 (144A)	778,986
	3,451+(c)(d)	Sector Re V, 3/1/25 (144A)	709,083
	5,495+(c)(d)	Sector Re V, 3/1/25 (144A)	1,129,076
	37,417+(c)(d)	Sector Re V, 3/1/25 (144A)	939,513
	2,000,000+(c)(d)	Sector Re V, 12/1/25 (144A)	2,025,812
	3,491,777+(c)(d)	Sector Re V, 12/1/25 (144A)	3,536,841
	9,459,262+(a)(c)	Sector Re V, 0.041% (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	9,527,702
	8,500,000+(a)(c)	Sector Re V, Ltd., 0.041% (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	8,561,500
	7,760,968+(c)(d)	St. Andrews Re 2017-4, 6/1/22	763,679
	33,083,230+(c)	Sussex Re 2020-1, 12/31/22	1,664,087
	35,500,000+(c)(d)	Sussex Re 2021-1, 12/31/24	35,855,000
	24,000,000+(d)(e)	Thopas Re 2018, 12/31/21	120,000
	16,586,501+(d)(e)	Thopas Re 2019, 12/31/22	748,051
	19,180,000+(e)	Thopas Re 2020, 12/31/23	164,948
	40,000,000+(d)(e)	Thopas Re 2021, 12/31/24	41,724,000
	28,214,522+(d)(e)	Torricelli Re 2021, 7/31/25	28,950,921
	35,000,000+(c)(d)	Versutus Re 2018, 12/31/21	–
	30,889,158+(c)	Versutus Re 2019-A, 12/31/21	790,762
	1,188,665+(c)	Versutus Re 2019-B, 12/31/21	29,003
	27,500,000+(d)(e)	Viribus Re 2018, 12/31/21	–
	11,676,844+(d)(e)	Viribus Re 2019, 12/31/22	488,092
	17,333,977+(d)(e)	Viribus Re 2020, 12/31/23	126,538
	16,166,380+(d)(e)	Viribus Re 2021, 12/31/24	16,577,006
	40,641,287+(c)(d)	Woburn Re 2018, 12/31/21	2,974,942
	17,003,469+(c)(d)	Woburn Re 2019, 12/31/22	4,784,776
			$548,110,201
		Total Reinsurance Sidecars	$582,403,073
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $965,741,802)	$973,550,255
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS – 96.4%
		(Cost $965,741,802)	$973,550,255
		OTHER ASSETS AND LIABILITIES – 3.6%	$36,301,412
		NET ASSETS - 100.0%	$1,009,851,667

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2021, the value of these securities amounted to $283,733,019, or 28.1% of net assets.

†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2021.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Issued as participation notes.
(d)	Non-income producing security.
(e)	Issued as preference shares.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Ailsa Re 2021	7/12/2021	$ 1,085,000	$1,091,803
Akibare Re	3/22/2018	2,250,000	2,252,475
Akibare Re	3/22/2018	750,000	751,050
Akibare Re	3/19/2020	1,000,000	1,004,900
Alamo Re II	5/29/2020	5,006,322	5,200,500
Alamo Re Ltd.	5/21/2021	7,250,000	7,333,375
Alturas Re 2019-1	12/20/2018	4,200	11,437
Alturas Re 2019-2	12/19/2018	85,044	116,774
Alturas Re 2019-3	6/26/2019	186,581	151,056
Alturas Re 2020-1A	12/27/2019	448,605	204,995
Alturas Re 2020-1B	1/1/2020	694,693	281,212
Alturas Re 2020-2	1/1/2020	1,212,952	1,408,157
Alturas Re 2020-3	7/1/2020	2,000,000	2,024,600
Alturas Re 2021-2	12/29/2020	9,000,000	9,094,500
Alturas Re 2021-3	7/1/2021	5,377,995	5,403,809
Ballybunion Re 2020	12/31/2019	6,427,345	6,698,894
Ballybunion Re 2020-2	8/21/2020	5,451,411	5,960,450
Bantry Re 2016	2/6/2019	322,400	322,400
Bantry Re 2017	2/6/2019	526,534	526,326
Bantry Re 2018	2/6/2019	238,719	239,175
Bantry Re 2019	2/1/2019	–	747,201
Bantry Re 2020	1/17/2020	1,438,900	3,785,382
Bantry Re 2021	1/11/2021	30,000,000	32,032,198
Berwick Re 2018-1	1/10/2018	8,841,972	5,172,465
Berwick Re 2019-1	12/31/2018	4,595,744	4,596,071
Berwick Re 2020-1	9/18/2020	–	5,103
Berwick Re 2021-1	12/28/2020	53,950,000	58,289,172
Bowline Re	5/10/2018	2,750,000	2,759,350
Caelus Re V	5/4/2018	750,000	75
Caelus Re VI	2/20/2020	2,499,767	2,576,750
Caelus Re VI	2/20/2020	1,597,108	1,634,080
Cape Lookout Re	10/16/2019	2,247,355	2,250,900
Carnoustie Re 2017	1/3/2017	2,971,966	1,647,500
Carnoustie Re 2020	7/16/2020	876,019	2,610,300
Carnoustie Re 2021	1/11/2021	19,816,277	20,607,967
Castle Stuart Re 2018	12/20/2017	3,084,093	127,659
Cedar Re 2020	7/31/2020	–	110,076
Cerulean Re 2018-B1	9/10/2018	4,341,631	–
Clarendon Re 2020	5/5/2020	3,916,374	4,668,792
Clarendon Re 2021	4/12/2021	4,513,588	4,854,596
Clearwater Re 2020	6/19/2020	119,480	554,675
Clearwater Re 2021	4/15/2021	10,045,000	10,301,186
Cypress Re 2017	1/24/2017	15,250	454
Dartmouth Re 2018	1/18/2018	4,850,872	2,519,524
Dartmouth Re 2021	1/19/2021	5,916,673	6,730,663
Dingle Re 2019	3/4/2019	–	25,657
Dingle Re 2020	2/13/2020	1,429,853	1,587,946
Drumoig Re 2020	12/21/2020	2,623,809	2,624,000
Easton Re Pte	4/9/2021	2,518,374	2,511,250
EC0009 Re	1/22/2018	1,155,390	385,826
Eden Re II	1/22/2019	115,300	1,406,719
Eden Re II	1/23/2018	114,050	304,244
Eden Re II	3/2/2018	58,079	130,085
Eden Re II	9/28/2020	2,979,328	2,611,241
Eden Re II, Series B	1/25/2021	23,900,000	23,646,660
First Coast Re II Pte	12/31/2020	252,063	251,550
First Coast Re III Pte, Ltd.	3/4/2021	7,000,000	6,993,700
FloodSmart Re	2/16/2021	7,450,000	7,397,850
FloodSmart Re	6/5/2020	490,214	476,900
FloodSmart Re	2/9/2021	1,262,860	1,209,125
FloodSmart Re Ltd.	2/16/2021	3,000,000	2,834,400
Formby Re 2018	7/9/2018	945,390	1,192,748
Four Lakes Re	11/5/2020	3,000,000	3,011,100
Four Lakes Re	11/5/2020	3,000,000	3,011,100
Gleneagles Re 2018	12/27/2017	1,759,342	2,592,781
Gleneagles Re 2019	12/31/2018	–	434,357
Gleneagles Re 2020	6/16/2020	1,092,147	3,114,280
Gleneagles Re 2021	1/13/2021	22,970,000	24,259,099
Gullane Re 2018	3/2/2018	4,926,600	8,132,803
Gullane Re 2021	2/16/2021	51,500,000	55,608,788
Harambee Re 2018	12/19/2017	1,698,776	90,990
Harambee Re 2019	12/20/2018	–	141,939
Harambee Re 2020	2/27/2020	713,726	1,730,700
Holy Head Re 2021	2/4/2021	23,021,075	23,943,711
Hypatia, Ltd.	7/10/2020	4,760,460	4,955,675
Hypatia, Ltd.	7/10/2020	5,028,497	5,226,500
Integrity Re	4/19/2018	994,705	993,500
Integrity Re II	3/18/2020	250,000	255,950
Restricted Securities	Acquisition date	Cost	Value
International Bank for Reconstruction & Development	2/28/2020	$ 2,000,000	$ 2,038,800
International Bank for Reconstruction & Development	2/28/2020	1,743,307	1,763,125
International Bank for Reconstruction & Development	6/5/2020	245,260	253,750
International Bank for Reconstruction & Development	7/19/2021	3,000,000	2,998,500
Isosceles Re 2021	7/19/2021	1,329,856	1,344,977
Kilimanjaro Re	4/18/2018	500,000	497,250
Kilimanjaro II Re	4/6/2017	1,049,771	1,053,465
Kilimanjaro II Re	4/6/2017	1,000,000	1,001,900
Kilimanjaro III Re	4/8/2021	2,250,000	2,252,925
Kilimanjaro III Re	4/8/2021	2,250,000	2,247,300
Kilimanjaro III Re, Ltd.	4/8/2021	1,000,000	1,009,500
Kilimanjaro III Re, Ltd.	4/8/2021	1,250,000	1,263,250
Kilimanjaro III Re, Ltd.	4/8/2021	500,000	505,900
Kilimanjaro III Re, Ltd.	4/8/2021	500,000	505,900
Kingsbarn Re 2018	6/15/2018	–	15,704
Kingston Heath Re 2020	1/21/2020	2,552,472	2,479,149
Kingston Heath Re 2021	1/13/2021	3,800,950	4,218,030
Limestone Re 2016-1	2/28/2018	2,193	2,025
Limestone Re 2016-1	2/28/2018	4,996	4,613
Limestone Re 2018	6/20/2018	42,000	4
Limestone Re 2019-2	6/20/2018	35,212	1,548,630
Limestone Re 2019-2	12/11/2020	143,252	115,197
Limestone Re 2020-1	12/27/2019	181,839	358,895
Limestone Re 2020-2	6/26/2020	21,373	140,945
Limestone Re 2020-2	6/30/2020	379,582	2,503,147
Lindrick Re 2018	6/21/2018	3,953,795	4,402,782
Lion III RE DAC	6/18/2021	3,265,075	3,258,770
Lion Rock Re 2019	12/17/2018	–	–
Lion Rock Re 2020	3/27/2020	42,913	–
Lion Rock Re 2021	3/1/2021	3,500,000	3,969,000
Long Point Re III	5/17/2018	3,350,000	3,359,715
Lorenz Re 2018	8/21/2018	4,186,065	99,450
Lorenz Re 2019	6/26/2019	4,307,871	1,489,446
Lorenz Re 2020	8/12/2020	863,355	991,396
Lorenz Re 2020	8/12/2020	772,123	886,634
Maidstone Re 2018	1/8/2018	1,268,802	93,403
Matterhorn Re	11/24/2020	4,758,165	4,782,775
Matterhorn Re	6/25/2020	10,277,732	10,313,550
Matterhorn Re	11/24/2020	9,515,723	9,490,500
Matterhorn Re	6/25/2020	10,868,018	10,752,750
Matterhorn Re	1/29/2020	4,000,000	3,905,600
Matterhorn Re	4/9/2021	252,375	251,975
Matterhorn Re	12/20/2019	4,250,348	4,218,125
Matterhorn Re	1/29/2020	5,604,648	5,580,400
Merion Re 2018-2	12/28/2017	1,831,881	7,367,213
Merion Re 2021-1	1/8/2021	10,368,923	11,146,048
Merion Re 2021-2	12/28/2020	47,630,000	49,958,108
Merna Reinsurance II Ltd.	3/26/2021	2,000,000	2,031,400
Merna Reinsurance II Ltd.	6/8/2021	1,500,000	1,515,000
Mona Lisa Re	12/30/2019	6,935,990	6,977,476
Mona Lisa Re Ltd.	6/22/2021	1,750,000	1,758,400
Mystic Re IV Ltd.	6/9/2021	7,250,000	7,252,175
Mystic Re IV, Ltd.	12/15/2020	7,000,000	7,143,500
Mystic Re IV, Ltd.	6/9/2021	2,250,000	2,247,975
Nakama Re	3/2/2018	800,246	799,600
Nakama Re	2/22/2018	1,750,000	1,752,100
Oakmont Re 2017	5/10/2017	–	69,090
Oakmont Re 2020	12/3/2020	2,714,967	3,205,931
Old Head Re 2021	1/22/2021	9,490,922	11,266,547
Oyster Bay Re 2018	1/17/2018	6,545,438	6,655,827
Pangaea Re 2016-2	5/31/2016	–	35,666
Pangaea Re 2018-1	12/26/2017	1,823,341	268,445
Pangaea Re 2018-3	6/27/2018	4,215,068	363,010
Pangaea Re 2019-1	1/9/2019	133,859	265,678
Pangaea Re 2019-3	7/10/2019	491,414	589,220
Pangaea Re 2020-1	1/13/2020	–	372,211
Pangaea Re 2020-1	1/19/2021	19,010,000	19,948,751
Pangaea Re 2020-3	9/2/2020	–	2,075,175
Pangaea Re 2021-3	6/17/2021	28,383,000	28,414,221
Phoenix One Re	12/21/2020	2,767,000	2,829,811
Pine Valley Re 2021	12/30/2020	3,290,621	3,376,940
Port Royal Re 2021	6/9/2021	2,906,964	2,937,854
Porthcawl Re 2021	2/2/2021	5,486,852	6,035,156
Portrush Re 2017	6/12/2017	4,218,727	3,509,808
Portsalon Re 2020	11/12/2020	4,095,500	5,074,156
Residential Reinsurance 2016	4/28/2016	366,992	18,349
Residential Reinsurance 2017	2/28/2018	1,679,373	1,675,860
Residential Reinsurance 2017	3/28/2019	2,486,130	2,486,750
Residential Reinsurance 2018	11/15/2018	1,242,686	1,228,750
Residential Reinsurance 2019	11/5/2019	2,493,005	2,439,500
Restricted Securities	Acquisition date	Cost	Value
Residential Reinsurance 2020	10/30/2020	$ 2,264,404	$ 2,274,750
Residential Reinsurance 2020 Ltd.	10/30/2020	227,272	199,900
Residential Reinsurance 2020 Ltd.	10/30/2020	2,250,415	2,233,350
Resilience Re	4/13/2017	13,396	–
Resilience Re	2/8/2017	2,413	–
Riverfront Re Ltd.	5/21/2021	1,500,000	1,495,650
Riviera Re 2017	4/13/2017	2,695,500	393,257
Riviera Re 2018-2	4/10/2018	2,851,779	3,060,656
Rosapenna Re 2021	7/16/2021	3,865,000	3,865,000
Sakura Re, Ltd.	3/24/2021	4,750,000	4,809,375
Sakura Re, Ltd.	3/24/2021	2,500,000	2,540,500
Sanders Re	9/5/2019	10,026,003	9,992,715
Sanders Re II	3/18/2020	3,002,571	3,030,000
Sector Re V	12/14/2018	1,581,688	1,023,331
Sector Re V	4/23/2019	2,277,675	1,543,806
Sector Re V	5/21/2021	6,840,810	6,949,991
Sector Re V	5/21/2021	9,459,262	9,527,702
Sector Re V	12/21/2020	3,491,777	3,536,841
Sector Re V	12/4/2020	2,000,000	2,025,812
Sector Re V	12/4/2020	6,514	1,129,076
Sector Re V	12/4/2020	41,252	939,513
Sector Re V	1/1/2020	287,975	778,986
Sector Re V	12/11/2020	140,362	338,131
Sector Re V	5/1/2019	49,733	352,537
Sector Re V	5/1/2019	944,953	584,688
Sector Re V	12/4/2020	4,091	709,083
Sector Re V, Ltd.	4/26/2021	8,500,000	8,561,500
Seminole Re 2018	1/2/2018	135,049	386,882
Seminole Re 2020	5/1/2020	4,600,000	4,668,973
Sierra Ltd 2021-1	1/25/2021	1,750,000	1,753,850
St. Andrews Re 2017-4	3/31/2017	–	763,679
Streamsong Re 2021	6/29/2021	8,632,013	8,735,660
Sussex Re 2020-1	12/7/2020	2,500,000	2,553,500
Sussex Re 2020-1	1/21/2020	–	1,664,087
Sussex Re 2021-1	12/30/2020	35,500,000	35,855,000
Tailwind Re 2017-1	2/28/2018	249,901	245,850
Tailwind Re 2017-1	7/12/2019	249,563	245,875
Thopas Re 2018	12/12/2017	3,139,424	120,000
Thopas Re 2019	12/21/2018	628,481	748,051
Thopas Re 2020	12/30/2019	–	164,948
Thopas Re 2021	12/30/2020	40,000,000	41,724,000
Torrey Pines Re Pte	3/12/2021	3,500,000	3,531,850
Torricelli Re 2021	7/1/2021	28,214,522	28,950,921
Umigame Re Pte Ltd.	6/18/2021	750,000	750,375
Umigame Re Pte Ltd.	6/18/2021	500,000	500,850
Ursa Re	11/20/2019	300,000	307,860
Versutus Re 2018	12/20/2017	23,065	–
Versutus Re 2019-A	1/28/2019	–	790,762
Versutus Re 2019-B	12/24/2018	–	29,003
Viribus Re 2018	12/22/2017	2,169,743	–
Viribus Re 2019	3/25/2019	–	488,092
Viribus Re 2020	12/30/2019	1,667,280	126,538
Viribus Re 2021	12/29/2020	16,166,380	16,577,006
Vista Re, Ltd.	4/26/2021	3,500,000	3,515,050
Walton Health Re 2018	6/25/2018	10,247,049	4,883,461
Walton Health Re 2019	7/18/2019	4,966,774	6,764,726
Walton Health Re 2021	6/28/2021	8,306,607	8,496,759
White Heron Re 2021	6/9/2021	3,708,516	3,736,725
Woburn Re 2018	3/20/2018	14,372,464	2,974,942
Woburn Re 2019	1/30/2019	4,196,248	4,784,776
Total Restricted Securities			$973,550,255
% of Net assets			96.4%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	3,286,331	EUR	(2,750,000)	JPMorgan Chase Bank NA	9/28/21	$22,190
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$22,190

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Event Linked Bonds
Multiperil - Europe	$–	$–	$3,258,770	$3,258,770
Collateralized Reinsurance
Multiperil - U.S.	–	–	20,773,821	20,773,821
Multiperil - U.S. Regional	–	–	1,091,803	1,091,803
Multiperil - Worldwide	–	–	105,926,917	105,926,917
Windstorm - Florida	–	–	6,157,609	6,157,609
Windstorm - U.S. Multistate	–	–	3,736,725	3,736,725
Windstorm - U.S. Regional	–	–	3,275,021	3,275,021
Industry Loss Warranties
Multiperil - U.S.	–	–	23,943,711	23,943,711
Windstorm - U.S. Regional	–	–	8,735,660	8,735,660
Reinsurance Sidecars
Multiperil - U.S.	–	–	33,907,046	33,907,046
Multiperil - U.S. Regional	–	–	385,826	385,826
Multiperil - Worldwide	–	–	548,110,201	548,110,201
All Other Insurance-Linked Securities	–	214,247,145	–	214,247,145
Total Investments in Securities	$–	$214,247,145	$759,303,110	$973,550,255
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$–	$22,190	$–	$22,190
Total Other Financial Instruments	$–	$22,190	$–	$22,190

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 10/31/20	$700,580,234
Realized gain (loss)	(6,351,562)
Change in unrealized appreciation (depreciation)	8,222,455
Accrued discounts/premiums	504,671
Purchases	605,427,899
Sales	(549,080,587)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 7/31/21	$759,303,110

*	Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2021 there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2021: $11,237,902.